Schedule of Trade and Other Receivables (Details) (Parenthetical) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Guarantor and Issuer, Guaranteed Security [Line Items]
Expected net credit loss	$ 169,148	$ 138,000
Good earth oils pty ltd [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Trade and other receivables		$ 138,000	$ 380,604